Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
7.	Intangible Assets

As of June 30, 2018 and December 31, 2017, the Company’s amortizing and indefinite lived intangible assets consisted of the following:

	June 30, 2018				December 31, 2017
	Gross Carrying	Accumulated	Impairment	Net	Gross Carrying	Accumulated	Impairment	Net
Amortizing Intangible Assets	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Software and licenses	213,857	(204,579)	-	9,278	214,210	(199,626)	-	14,584
Patent and trademark (i)	92,965	(39,943)	(53,022)	-	92,965	(39,943)	(53,022)	-
Total amortizing intangible assets	$306,822	(244,522)	(53,022)	9,278	$307,175	$(239,569)	$(53,022)	$14,584

Indefinite lived intangible assets
Website name	134,290	-	-	134,290	134,290	-	-	134,290
Patent (i)	10,599	-	(10,599)	-	10,599	-	(10,599)	-
Total intangible assets	$451,711	(244,522)	(63,621)	143,568	$452,064	$(239,569)	$(63,621)	$148,874

(i) During the second quarter of 2017, the Company determined that one of its subsidiaries in the US would not serve the core business or generate future cash flow. As no future cash flows will be generated from using the patents owned by this subsidiary, the Company estimated the fair value of those patents to be nil as of June 30, 2017. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from patents of $63,621 was recognized in 2017 to write off the entire book value of the patents.

The following table outlines the amortization expense for the following years:

Amortization to be
Years ending December 31,	Recognized
2018 (6 months)	$5,061
2019	4,217
Total amortization to be recognized	$9,278

8. Intangible Assets

As of December 31, 2017 and 2016, the Company’s amortizing and indefinite lived intangible assets consisted of the following:

	December 31, 2017				December 31, 2016
	Gross Carry Amount	Accumulated Amortization	Impairment Loss	Net Balance	Gross Carry Amount	Accumulated Amortization	Impairment Loss	Net Balance
Amortizing Intangible Assets
Charter/ Cooperation agreements (iii)	$-	$-	$-	$-	$2,755,821	$(909,257)	$(1,846,564)	$-
Software and licenses	214,210	(199,626)	-	14,584	267,991	(241,932)	-	26,059
Patent and trademark (iv)	92,965	(39,943)	(53,022)	-	92,965	(39,943)	-	53,022
Website and mobile app development (ii)	-	-	-	-	593,193	(421,129)	(172,064)	-
Workforce (i)	-	-	-	-	305,694	(76,422)	-	229,272
Total amortizing intangible assets	$307,175	(239,569)	(53,022)	14,584	$4,015,664	$(1,688,683)	$(2,018,628)	$308,353
Indefinite lived intangible assets
Website name	134,290	-	-	134,290	134,290	-	-	134,290
Patent (iv)	10,599	-	(10,599)	-	10,599	-	-	10,599
Total intangible assets	$452,064	(239,569)	(63,621)	148,874	$4,160,553	$(1,688,683)	$(2,018,628)	$453,242

(i)	On April 1, 2016, the Company entered into an agreement with Mr. Liu Changsheng, under which SSC agreed to pay Mr. Liu Changsheng cash consideration of $187,653 and 66,500 shares of restricted shares with a six-month restriction period and a fair value of $121,695 in exchange for a workforce of 10 personnel experienced in programing content mobile apps. All 10 personnel entered into three-year employment contracts with SSC effective April 1, 2016. The Company also acquired certain laptop and desktop computers with fair value of $3,655. According to the agreement, 30% of the cash consideration is due upon the signing of the agreement, 20% is due 2 months after the signing of the agreement and 50% is due 6 months after the signing of the agreement. All cash consideration has been paid. If any of 3 key staff, as defined, terminated their employment with SSC during the first 12 months of employment, SSC has the right to forfeit the unpaid cash consideration. In addition, Mr. Liu Changsheng would be required to pay a default penalty at minimal of $129,180. SSC has accounted for the transaction as an asset acquisition in which SSC mainly acquired a workforce, which is recognized as an intangible asset at cost. Subsequently, the workforce intangible is amortized over the employment term of three years.

In September, 2017, after evaluating the cost and benefit, Company decided to terminate the service contract with this entire team and therefore Company recognize impairment in the amount of $152,847, and at the December 31, 2017, the Company already terminated the service, and disposed of this intangible assets from consolidated balance sheet.

(ii)	Considering a new mobile app has been developed to be put into market in October 2016, the Company determined that the future cash flows generated from the old mobile app was nil. In accordance with ASC 350, Intangibles - Goodwill and Other, recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. The Company estimated the fair value of this intangible asset to be nil as of December 31, 2016. Fair value was determined using unobservable (Level 3) inputs. In June, 2017, this intangible asset has been disposed of along with other net assets in Zhong Hai Shi Xun.

(iii)	During the fourth quarter of 2016, the Company determined that the Charter/Cooperation agreements will not serve the business or generate future cash flow. As no future cash flows will be generated from the Charter/Cooperation agreements, the Company estimated the fair value of the Charter/Cooperation agreements to be nil as of December 31, 2016. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from Charter/Cooperation agreements of $1,846,000 was recognized in 2016 to write off the entire book value of the Charter/Cooperation agreements. In June, 2017, this intangible asset has been disposed of along with other net assets in Zhong Hai Shi Xun.

(iv)	During the second quarter of 2017, the Company determined that one of its subsidiaries in the US will not serve the non-core business or generate future cash flow. As no future cash flows will be generated from using the patent owned by this subsidiary, the Company estimated the fair value of those patent to be nil as of June 30, 2017. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from patent of $63,621 was recognized in 2017 to write off the entire book value of the patent.

The following table outlines the amortization expense for the following years:

Amortization to be
Years ending December 31,	recognized
2018	$10,295
2019	4,289
Total amortization to be recognized	$14,584